Goodwill and Other Intangibles (Details) - Schedule of Company’s Other Intangible Assets Consist of Capitalized Customer-Related Intangibles, Patent and Technology Costs, and Software Costs - VASO CORPORATION [Member] - USD ($)
$ in Thousands
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer-related
Intangible assets, gross			$ 140
Intangible assets, net	$ 1,355	1,511	2,041
Customer-Related [Member]
Customer-related
Costs		5,831	5,831
Accumulated amortization		(4,557)	(4,279)
Intangible assets, gross		1,274	1,552
Patents and Technology [Member]
Customer-related
Costs		1,894	1,894
Accumulated amortization		(1,894)	(1,754)
Software [Member]
Customer-related
Costs		2,362	3,459
Accumulated amortization		(2,125)	(3,110)
Intangible assets, gross		$ 237	$ 349